[MERRIMAC LOGO]


January 27, 1999


Dear Shareholder:


We are pleased to provide you with the 1998 Annual Report of the Merrimac Cash Fund. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

On September 1, 1998, Allmerica Asset Management, Inc. replaced The Bank of New York as sub-adviser for the Merrimac Cash Portfolio. We thank BNY both for their investment management expertise since the start of the portfolio's operations in November 1996 and for their overall support in the development of the Merrimac products.

Allmerica began its tenure at a time of great industry anticipation of a move by 3the Federal Reserve on the interest rate front. We applaud Allmerica for their efforts in structuring and managing the investment portfolio to achieve excellent performance through three easings of the Federal Funds target rate between September 29 and November 17 and onward to the end of the year.

We thank our shareholders for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President


                    200 Clarendon Street o Boston, MA 02116
                        1.888.MERRMAC o Fax 617.587.4402

                               Merrimac Cash Fund

                       Statement of Assets and Liabilities
                                December 31, 1998
================================================================================

Assets
    Investment in Merrimac Cash Portfolio, at value (Note 1)        $668,469,824
    Deferred organization expense (Note 1)                                39,375
                                                                    ------------
       Total assets                                                  668,509,199

Liabilities
    Distributions payable to shareholders                              3,572,992
    Accrued expenses                                                      32,417
                                                                    ------------
       Total liabilities                                               3,605,409
                                                                    ------------
Net Assets                                                          $664,903,790
                                                                    ============

Net Assets Consist of
    Paid in capital                                                 $664,894,034
    Accumulated net realized gain on investments                           9,756
                                                                    ------------
       Total net assets                                             $664,903,790
                                                                    ============

Total Net Assets
    Premium Class                                                   $655,046,958
                                                                    ============
    Institutional Class                                             $  9,856,832
                                                                    ============

Shares of Beneficial Interest Outstanding
    Premium Class                                                    655,037,216
                                                                    ============
    Institutional Class                                                9,856,818
                                                                    ============

Net Asset Value, Maximum Offer and Redemption Price per Share       $       1.00
                                                                    ============


                             Statement of Operations
                      For the Year Ended December 31, 1998
================================================================================

Net Investment Income Allocated from Portfolio (Note 1)
    Interest                                                        $ 51,436,463
    Expenses                                                          (1,354,366)
                                                                    ------------
       Net investment income from Portfolio                           50,082,097
                                                                    ------------

Fund Expenses
    Accounting, transfer agency, and administration fees (Note 4)         91,223
    Legal                                                                 30,678
    Insurance                                                             24,414
    Trustees fees and expenses                                            13,324
    Audit and tax return preparation fees                                 21,888
    Printing                                                               1,153
    Amortization of organization expenses (Note 1)                        13,501
    Miscellaneous                                                          7,331
                                                                    ------------
       Total expenses common to all classes                              203,512

    Shareholder servicing fee-Institutional Class                        234,939
                                                                    ------------

       Total expenses                                                    438,451
                                                                    ------------

Net Investment Income                                                 49,643,646

Net Realized Gain on Investments from Portfolio                            9,756
                                                                    ------------

Net Increase in Net Assets from Operations                          $ 49,653,402
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                       Statements of Changes in Net Assets

========================================================================================================
                                                                    Year Ended December 31,
                                                        ------------------------------------------------
                                                              1998                            1997
                                                        ------------------            ------------------
Increase (Decrease) in Net Assets
Operations
    Net investment income                                 $    49,643,646                $   72,603,059
    Net realized gain from Portfolio                                9,756                        --
                                                        ------------------            ------------------
       Net increase in net assets from operations              49,653,402                    72,603,059
                                                        ------------------            ------------------

Dividends Declared from Net Investment Income
    Premium Class                                             (44,674,176)                  (64,735,055)
    Institutional Class                                        (4,969,470)                   (7,868,004)
                                                        ------------------            ------------------
       Total dividends declared                               (49,643,646)                  (72,603,059)
                                                        ------------------            ------------------

Fund Share Transactions (Note 7)
    Proceeds from shares sold                               3,205,476,292                 2,131,629,146
    Proceeds from shares reinvested                             6,112,095                     1,658,508
    Payment for shares redeemed                            (3,864,677,195)               (1,818,650,746)
                                                        ------------------            ------------------
       Net increase (decrease) in net assets
         derived from share transactions                     (653,088,808)                  314,636,908
                                                        ------------------            ------------------

    Net increase (decrease) in net assets                    (653,079,052)                  314,636,908

Net Assets
    Beginning of period                                     1,317,982,842                 1,003,345,934
                                                        ------------------            ------------------
    End of period                                         $   664,903,790                $1,317,982,842
                                                        ==================            ==================

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                              Financial Highlights
================================================================================
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                    Premium Class                               Institutional Class
                                    --------------------------------------------   ------------------------------------------------
                                           Year Ended            Nov. 12, 1996            Year Ended                Nov. 12, 1996
                                           December 31,          (Commencement            December 31,             (Commencement
                                    ------------------------   of Operations) to   ------------------------      of Operations) to
                                      1998          1997       December 31, 1996     1998            1997        December 31, 1996
                                    --------      ----------   -----------------   --------       ---------      ------------------
Net Asset Value, Beginning of
     Period                         $   1.00      $     1.00      $   1.00         $   1.00        $   1.00          $   1.00
                                    --------      ----------      ----------       --------        ---------         ----------

 Net investment income                 0.055           0.055         0.006            0.052           0.052             0.006


 Dividends from net investment
    income                            (0.055)         (0.055)       (0.006)          (0.052)         (0.052)           (0.006)
                                    --------      ----------      ----------       --------        ---------         ----------


Net Asset Value, End of Period         $1.00      $     1.00      $   1.00         $   1.00        $   1.00          $   1.00
                                    ========      ==========      ==========       ========        =========         ==========


Total Return (1)                        5.59%           5.64%         5.42%            5.33%           5.37%             5.17%


Annualized Ratios to Average
   Net Assets/Supplemental Data
 Net expenses                           0.16%           0.18%         0.15%            0.41%           0.43%             0.40%
 Net investment income                  5.46%           5.49%         5.42%            5.21%           5.24%             5.17%
 Net expenses, before waiver            0.20%           0.21%         0.24%            0.45%           0.46%             0.49%
 Net assets, end of period
   (000s omitted)                   $655,049      $1,119,556      $875,936         $  9,857        $198,427          $127,410

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Funds (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of three classes of shares, the Premium Class, the Institutional Class and the Placement Class.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 1998 the investment by the Fund represents ownership of a proportionate interest of 84.3% of the Portfolio.

     It is the policy of the Fund to maintain a net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute 90% of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. Deferred Organization Expense

     Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

     E. Expense Allocation

     Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a specific fund within the Trust are allocated, based on relative net assets, to each fund.

                               Merrimac Cash Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)  Shareholder Servicing and Placement Plans

     The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Placement Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class and Placement Class will pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Placement Agreement, the Placement Class will also pay an annual placement fee of up to 0.25% of the value of the assets that an organization invests in the funds on behalf of its clients. The Placement Class has not yet commenced operations.

(4)  Management Fee and Affiliated Transactions

     The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Prior to September 1, 1998, The Bank of New York ("BNY") served as sub-adviser to the Cash Portfolio. A new Sub-Adviser Agreement with AAM was approved by the Board of Trustees at a meeting held on July 30, 1998 and by shareholders at a meeting of shareholders held on August 28, 1998.

     Investors Bank serves as administrator, custodian and transfer agent to the Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting for the Fund. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)  Investment Transactions

     The Fund's investments in and withdrawals from the Portfolio for the period from January 1, 1998 to December 31, 1998 aggregated $3,211,588,387 and $3,917,797,476 respectively.

(6)  Line of Credit

     The Fund has an agreement with BNY which provides the Fund with an unsecured line of credit for advances to the Fund of up to $100 million. The proceeds of advances made under this line of credit may be used only for extraordinary or emergency purposes and to provide temporary liquidity for redemptions of the Fund's securities. Since the line of credit was established, there have been no borrowings.

                               Merrimac Cash Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                       Premium Class                     Institutional Class
                                           ------------------------------------ ---------------------------------
                                                  Year Ended December 31,              Year Ended December 31,
                                           ------------------------------------ ---------------------------------

                                                  1998              1997               1998              1997
                                           ----------------- ------------------ ----------------- ---------------
     Proceeds from shares sold............   2,762,456,356     1,359,423,000        443,019,936      772,206,146
     Proceeds from shares reinvested......       5,086,657           303,648          1,025,438        1,354,860
     Payment for shares redeemed..........  (3,232,061,975)   (1,116,106,470)      (632,615,220)    (702,544,276)
                                           ----------------- ------------------ ----------------- ---------------
     Net increase (decrease) in shares....    (464,518,962)      243,620,178       (188,569,846)      71,016,730
                                           ================= ================== ================= ===============

     At December 31, 1998, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 93.9% of the outstanding shares of the Fund.


                                OTHER INFORMATION
                                -----------------

     Shareholder Voting Results: (Unaudited)

     A special meeting of the Merrimac Cash Fund's shareholders was held on August 28, 1998 at which shareholders considered the following proposal. The voting results were as follows:

     To approve a new Investment Sub-Adviser Agreement between Investors Bank & Trust Company (the "Adviser") and Allmerica Asset Management, Inc. (the "Sub-Adviser"), with respect to the assets of the Merrimac Cash Portfolio, a series of the Merrimac Master Portfolio:


                                      Shares                   Shares
               Shares For             Against                 Abstaining
               ----------             -------                 ----------
              579,404,567                0                   292,000,000

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Shareholders of Merrimac Funds

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 18, 1999

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

========================================================================================================================
                                                   Yield to                                Par
Security                                           Maturity            Maturity           Value               Value
========================================================================================================================
Commercial Paper - 35.4%
Atlantis One Funding                                5.52%              1/27/99           $7,500,000          $7,470,100
Atlantis One Funding                                5.37%              3/31/99            7,500,000           7,400,431
Atlantis One Funding                                5.15%              4/26/99            5,000,000           4,917,743
Barton Capital Corporation                          5.42%              2/19/99           10,000,000           9,926,228
Budget Funding Corporation                          5.40%              2/05/99           15,000,000          14,921,250
Credit Suisse First Boston                          5.19%              1/27/99            5,000,000           4,981,258
Equilon Enterprises LLC                             5.27%              2/25/99           15,000,000          14,879,229
Frontier Corporation                                5.10%              3/29/99           10,000,000           9,876,750
General Electric Capital Corporation                4.94%              2/12/99            5,000,000           4,971,183
General Electric Capital Corporation                5.15%              3/09/99           20,000,000          19,808,305
GTE Corporation                                     5.47%              2/05/99            4,500,000           4,476,069
Iowa Student Loan Liquidation Company               5.60%              1/20/99           15,000,000          14,955,667
Jefferson Smurfit Financial                         5.44%              2/24/99           11,500,000          11,406,160
Lexington Parker Capital                            5.51%              1/04/99            3,500,000           3,498,393
Liberty Lighthouse U.S. Capital                     5.41%              2/12/99           11,000,000          10,930,572
Morgan Stanley Dean Witter                          5.35%              1/22/99           14,000,000          13,956,309
Paine Webber Group                                5.59-5.60%           3/15/99           30,000,000          29,659,840
Pegasus Four Limited                                5.38%              1/25/99           10,000,000           9,964,133
Pegasus Four Limited                                5.43%              2/26/99           12,446,000          12,340,873
Pegasus Two Limited                                 5.47%              1/27/99           12,000,000          11,952,593
Sharp Electronics Corporation                       5.48%              1/07/99           13,000,000          12,988,127
Sharp Electronics Corporation                       5.42%              3/03/99           10,000,000           9,908,162
Songs Fuel Company                                  5.02%              6/21/99            9,000,000           8,785,395
Uniao de Banco Brasilieros SA Grand Cayman          5.18%              4/21/99            3,000,000           2,952,517
Westways Funding I Limited                          5.32%              1/29/99            8,000,000           7,966,898
Westways Funding IV Limited                         5.46%              1/27/99           15,000,000          14,940,850
                                                                                                          --------------
                                                                                                            279,835,035
                                                                                                          --------------
Variable Rate Notes - 21.2%
Bankers Trust Corporation                         4.97-5.80%           1/04/99           16,000,000          15,948,201
Bear Stearns Company                                5.75%              2/17/99           20,000,000          20,000,000
Beneficial Corporation                              5.46%              1/12/99            5,000,000           4,998,146
Donaldson Lufkin & Jenrette                         5.56%              1/05/99           33,000,000          33,000,000
General American Life Insurance Company             5.17%              1/04/99           30,000,000          30,000,000
Liberty Lighthouse U.S. Capital                     5.60%              1/19/99            5,000,000           4,997,083
Liberty Lighthouse U.S. Capital                     5.23%              3/09/99           14,000,000          14,000,000
Morgan Stanley Dean Witter                          5.30%              1/15/99           20,000,000          20,000,000
New England Educational Loan Marketing              5.32%              3/08/99            7,500,000           7,500,000
Paine Webber Group                                  6.05%              1/21/99           13,000,000          13,000,000
Pittsburgh National Corporation                     4.85%              3/11/99            5,000,000           4,998,632
                                                                                                          --------------
                                                                                                            168,442,062
                                                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

========================================================================================================================
                                                   Yield to                                Par
Security                                           Maturity            Maturity           Value               Value
========================================================================================================================
Corporate Debt - 13.6%
Aetna Services                                      5.66%             11/29/99          $10,000,000         $10,000,000
Bankers Trust Corporation                           5.63%              7/30/99           10,000,000          10,055,813
Bear Stearns Company                                5.56%              3/15/99            9,460,000           9,473,722
Bear Stearns Company                                5.31%              9/15/99            1,540,000           1,564,346
Caterpillar Financial Service Corporation           5.39%              7/01/99            1,000,000           1,006,802
Chemical New York Corporation                       5.20%              6/15/99            1,600,000           1,632,336
First Chicago NBD Corporation                     5.21-5.40%           7/01/99            9,000,000           9,200,576
First Union Corporation                             5.20%              6/15/99            1,000,000           1,018,881
Fleet Mortgage Group                              5.16-5.32%           9/15/99            6,442,000           6,499,458
Ford Motor Credit Company                           5.32%              9/15/99            1,000,000           1,007,248
General Motors Acceptance Corporation               5.17%              6/22/99            2,585,000           2,609,827
General Motors Acceptance Corporation             4.95-5.32%           9/09/99            4,000,000           4,059,933
Household International BV                          5.30%              3/15/99            7,000,000           7,009,827
KeyCorp                                             5.69%              4/01/99            5,680,000           5,717,044
Morgan Stanley Group                                5.22%              9/01/99            1,575,000           1,598,160
Norwest Financial                                   5.31%              9/15/99            2,000,000           2,012,101
Salomon Brothers                                    5.31%             10/01/99            9,000,000           9,061,274
Sunamerica Corporation                            5.21-5.29%          10/31/99           13,450,000          13,551,554
Texaco Capital Corporation                          5.18%             11/01/99            2,500,000           2,556,470
Travelers Property Casualty Corporation             5.23%             10/01/99            5,000,000           5,036,903
Walt Disney Company                                 5.05%              6/21/99            3,522,000           3,541,248
                                                                                                          --------------
                                                                                                            108,213,523
                                                                                                          --------------
Certificates of Deposit - 12.7%
Bayerische Vereinsbank New York                     5.21%              5/07/99            5,000,000           5,009,201
National Bank Canada NY                             5.19%              2/17/99           20,000,000          20,000,259
Sanwa Bank, New York                                5.99%              3/02/99           25,000,000          25,000,607
Sanwa Bank, New York                                5.65%              4/05/99            5,500,000           5,500,139
Societe Generale                                    5.67%              2/09/99           30,000,000          29,998,463
Svenska Handelsbanken                               5.30%              4/26/99           15,000,000          15,020,986
                                                                                                          --------------
                                                                                                            100,529,655
                                                                                                          --------------
Yankee Certificates of Deposit - 10.1%
Commerzbank                                         5.60%              2/11/99           50,000,000          49,997,305
Credit Agricole                                     5.71%              2/26/99           30,000,000          29,997,795
                                                                                                          --------------
                                                                                                             79,995,100
                                                                                                          --------------
Time Deposits - 2.8%
National City Bank                                  4.00%              1/04/99           22,000,000          22,000,000
                                                                                                          --------------

U.S. Government Agency Obligations - 2.0%
Federal Home Loan Bank                              4.83%              2/03/99           15,000,000          15,000,000
Federal Home Loan Bank                              5.11%              8/18/99            1,035,000           1,040,812
                                                                                                          --------------
                                                                                                             16,040,812
                                                                                                          --------------

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1998

========================================================================================================================
                                                   Yield to                                Par
Security                                           Maturity            Maturity           Value               Value
========================================================================================================================
Asset Backed Securities - 0.9%
First Sierra Receivables                            5.21%              1/12/00           $7,500,000          $7,500,000
                                                                                                          --------------


TOTAL INVESTMENTS, at amortized cost - 98.7%                                                                782,556,187

Other Assets and Liabilities (net) -  1.3%                                                                   10,643,660
                                                                                                          --------------

TOTAL NET ASSETS - 100.0%                                                                                  $793,199,847
                                                                                                          ==============



Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                         Merrimac Cash Portfolio

                   Statement of Assets and Liabilities
                            December 31, 1998
=======================================================================

Assets
    Investments, at value (Note 1)                         $782,556,187
    Cash                                                        155,730
    Interest receivable                                      10,539,721
    Deferred organization expense (Note 1)                       35,052
    Prepaid assets                                              111,216
                                                           ------------
       Total assets                                         793,397,906
                                                           ------------

Liabilities
    Management fee payable (Note 2)                             139,469
    Other accrued expenses                                       58,590
                                                           ------------
       Total liabilities                                        198,059
                                                           ------------

Net Assets Applicable to Investors' Beneficial Interests   $793,199,847
                                                           ============

                          Statement of Operations
                   For the Year Ended December 31, 1998
=======================================================================

Income
    Interest                                               $ 58,239,893
                                                           ------------

Expenses
    Management fee (Note 2)                                   1,760,305
    Trustee fees and expenses                                    59,497
    Insurance                                                    55,995
    Audit and tax return preparation fees                        29,054
    Transaction fees                                             11,498
    Amortization of organization expense (Note 1)                12,150
    Legal                                                        11,744
    Miscellaneous                                                 5,405
                                                           ------------

       Total expenses                                         1,945,648

    Less: Management fee waived (Note 2)                       (384,213)
                                                           ------------

       Net expenses                                           1,561,435
                                                           ------------

Net Investment Income                                        56,678,458

Net Realized Gain on Investments                                 13,660
                                                           ------------

Net Increase in Net Assets from Operations                 $ 56,692,118
                                                           ============

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                       Statements of Changes in Net Assets

================================================================================================
                                                                   Year Ended December 31,
                                                          --------------------------------------
                                                               1998                   1997
                                                          ----------------      ----------------
Increase (Decrease) in Net Assets
Operations
    Net investment income                                 $    56,678,458       $    74,983,944
    Net realized gain on investments                               13,660                --
                                                          ----------------      ----------------
       Net increase in net assets from operations              56,692,118            74,983,944
                                                          ----------------      ----------------

Transactions in Investors' Beneficial Interest
    Contributions                                           3,737,889,197         2,193,287,654
    Withdrawals                                            (4,386,229,061)       (1,889,734,150)
                                                          ----------------      ----------------
       Net increase (decrease) from investors'
         transactions                                        (648,339,864)          303,553,504
                                                          ----------------      ----------------

Net Increase (Decrease) in Net Assets                        (591,647,746)          378,537,448


Net Assets
    Beginning of period                                     1,384,847,593         1,006,310,145
                                                          ----------------      ----------------
    End of period                                         $   793,199,847       $ 1,384,847,593
                                                          ================      ================

                               Supplementary Data

===========================================================================================================
                                                                                        For the Period
                                                                                      November 12, 1996
                                               Year Ended December 31,                  (Commencement
                                       --------------------------------------         of Operations) to
                                              1998                 1997               December 31, 1996
                                       ------------------  ------------------   --------------------------
Annualized Ratios to Average Net Assets/
Supplemental Data
Net expenses                                    0.15%               0.16%                        0.12%
Net investment income                           5.47%               5.51%                        5.45%
Net expenses, before waiver                     0.19%               0.19%                        0.21%
Net assets, end of period (000s omitted)    $793,200          $1,384,848                   $1,006,310

    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust. The Treasury Portfolio is not included in this report.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. Securities Transactions and Income

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Cash Portfolio are allocated pro rata to its investors.

     C. Federal Income Taxes

     The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. Repurchase Agreements

     It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Deferred Organization Expense

     Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

                             Merrimac Cash Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Management Fee and Affiliated Transactions

     The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Cash Portfolio's investment program. Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM is rendered an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

     Prior to September 1, 1998, The Bank of New York ("BNY") served as sub-adviser to the Cash Portfolio. A new Sub-Adviser Agreement with AAM was approved by the Board of Trustees at a meeting held on July 30, 1998 and by shareholders at a meeting of shareholders held on August 28, 1998.

     Investors Bank serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio. Investors Bank and BNY voluntarily collectively reduced their fees by $384,213 for the Cash Portfolio during the year ended December 31, 1998.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales of money market instruments aggregated $47,041,977,701 and $47,664,010,769 respectively for the Cash Portfolio for the year ended December 31, 1998.

Report of Ernst & Young, LLP, Independent Auditors

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                            /s/ Ernst &Young LLP

Boston, Massachusetts
February 18, 1999